Investment Portfolioas of September 30, 2022 (Unaudited)
DWS S&P 500 Index Fund
DWS S&P 500 Index Fund (the “Fund”) is a feeder fund that invests substantially all of its assets in a “master portfolio”, the Deutsche DWS Equity 500 Index Portfolio (the “Portfolio”) and owns a pro rata interest in the Portfolio’s net assets. At September 30, 2022, the Fund owned approximately 69% of the Portfolio’s outstanding interests. The Portfolio’s Schedule of Investments is set forth below.
	Shares	Value ($)

Common Stocks 98.3%
Communication Services 7.9%
Diversified Telecommunication Services 0.9%
AT&T, Inc.	329,500	5,054,530
Lumen Technologies, Inc.	43,811	318,944
Verizon Communications, Inc.	194,146	7,371,724
		12,745,198
Entertainment 1.3%
Activision Blizzard, Inc.	32,913	2,446,752
Electronic Arts, Inc.	12,214	1,413,282
Live Nation Entertainment, Inc.*	6,494	493,804
Netflix, Inc.*	20,557	4,839,940
Take-Two Interactive Software, Inc.*	7,282	793,738
Walt Disney Co.*	84,225	7,944,944
Warner Bros Discovery, Inc.* (a)	103,307	1,188,031
		19,120,491
Interactive Media & Services 4.7%
Alphabet, Inc. "A"*	277,272	26,521,067
Alphabet, Inc. "C"*	247,858	23,831,547
Match Group, Inc.*	12,978	619,699
Meta Platforms, Inc. "A"*	105,439	14,305,963
Twitter, Inc.*	31,093	1,363,117
		66,641,393
Media 0.7%
Charter Communications, Inc. "A"*	5,132	1,556,792
Comcast Corp. "A"	203,580	5,971,001
DISH Network Corp. "A"*	11,890	164,439
Fox Corp. "A"	14,139	433,785
Fox Corp. "B"	6,387	182,029
Interpublic Group of Companies, Inc.	17,958	459,725
News Corp. "A"	17,301	261,418
News Corp. "B"	5,883	90,716
Omnicom Group, Inc.	9,652	608,945
Paramount Global "B" (a)	23,329	444,184
		10,173,034
Wireless Telecommunication Services 0.3%
T-Mobile U.S., Inc.*	27,805	3,730,597
Consumer Discretionary 11.5%
Auto Components 0.1%
Aptiv PLC*	12,634	988,105
BorgWarner, Inc.	10,912	342,637
		1,330,742
Automobiles 2.6%
Ford Motor Co.	182,595	2,045,064

General Motors Co.	67,346	2,161,133
Tesla, Inc.*	123,129	32,659,967
		36,866,164
Distributors 0.1%
Genuine Parts Co.	6,560	979,539
LKQ Corp.	12,003	565,941
Pool Corp.	1,842	586,143
		2,131,623
Hotels, Restaurants & Leisure 1.9%
Booking Holdings, Inc.*	1,836	3,016,934
Caesars Entertainment, Inc.*	9,745	314,374
Carnival Corp.*	45,570	320,357
Chipotle Mexican Grill, Inc.*	1,283	1,928,041
Darden Restaurants, Inc.	5,627	710,803
Domino's Pizza, Inc.	1,661	515,242
Expedia Group, Inc.*	6,930	649,272
Hilton Worldwide Holdings, Inc.	12,659	1,526,929
Las Vegas Sands Corp.*	15,283	573,418
Marriott International, Inc. "A"	12,807	1,794,773
McDonald's Corp.	34,056	7,858,081
MGM Resorts International	15,187	451,358
Norwegian Cruise Line Holdings Ltd.*	19,574	222,361
Royal Caribbean Cruises Ltd.*	10,239	388,058
Starbucks Corp.	53,062	4,471,004
Wynn Resorts Ltd.*	4,682	295,106
Yum! Brands, Inc.	13,060	1,388,800
		26,424,911
Household Durables 0.3%
D.R. Horton, Inc.	14,423	971,389
Garmin Ltd.	7,257	582,810
Lennar Corp. "A"	11,950	890,872
Mohawk Industries, Inc.*	2,393	218,218
Newell Brands, Inc.	17,024	236,463
NVR, Inc.*	146	582,114
PulteGroup, Inc.	10,538	395,175
Whirlpool Corp.	2,609	351,719
		4,228,760
Internet & Direct Marketing Retail 3.4%
Amazon.com, Inc.*	409,773	46,304,349
eBay, Inc.	25,477	937,808
Etsy, Inc.*	5,806	581,355
		47,823,512
Leisure Products 0.0%
Hasbro, Inc.	5,892	397,239
Multiline Retail 0.5%
Dollar General Corp.	10,494	2,517,091
Dollar Tree, Inc.*	9,767	1,329,289
Target Corp.	21,430	3,179,997
		7,026,377
Specialty Retail 2.2%
Advance Auto Parts, Inc.	2,845	444,787
AutoZone, Inc.*	901	1,929,879
Bath & Body Works, Inc.	10,470	341,322
Best Buy Co., Inc.	9,454	598,816
CarMax, Inc.*	7,336	484,323

Home Depot, Inc.	47,509	13,109,634
Lowe's Companies, Inc.	29,539	5,547,720
O'Reilly Automotive, Inc.*	2,947	2,072,772
Ross Stores, Inc.	16,090	1,355,904
TJX Companies, Inc.	54,105	3,361,003
Tractor Supply Co.	5,122	952,077
Ulta Beauty, Inc.*	2,387	957,641
		31,155,878
Textiles, Apparel & Luxury Goods 0.4%
NIKE, Inc. "B"	58,381	4,852,629
Ralph Lauren Corp.	1,993	169,265
Tapestry, Inc.	11,637	330,840
VF Corp.	15,257	456,337
		5,809,071
Consumer Staples 6.8%
Beverages 1.8%
Brown-Forman Corp. "B"	8,326	554,262
Coca-Cola Co.	180,176	10,093,460
Constellation Brands, Inc. "A"	7,370	1,692,742
Keurig Dr Pepper, Inc.	39,348	1,409,445
Molson Coors Beverage Co. "B"	8,479	406,907
Monster Beverage Corp.*	17,714	1,540,409
PepsiCo, Inc.	63,875	10,428,232
		26,125,457
Food & Staples Retailing 1.6%
Costco Wholesale Corp.	20,485	9,674,451
Kroger Co.	30,109	1,317,269
Sysco Corp.	23,463	1,659,069
Walgreens Boots Alliance, Inc.	33,019	1,036,796
Walmart, Inc.	65,882	8,544,895
		22,232,480
Food Products 1.1%
Archer-Daniels-Midland Co.	25,901	2,083,736
Campbell Soup Co.	9,146	430,960
Conagra Brands, Inc.	22,562	736,198
General Mills, Inc.	27,581	2,112,980
Hormel Foods Corp.	13,454	611,350
Kellogg Co.	11,773	820,107
Kraft Heinz Co.	36,855	1,229,114
Lamb Weston Holdings, Inc.	6,566	508,077
McCormick & Co., Inc.	11,543	822,670
Mondelez International, Inc. "A"	63,501	3,481,760
The Hershey Co.	6,858	1,511,983
The J.M. Smucker Co.	4,930	677,431
Tyson Foods, Inc. "A" (a)	13,195	869,946
		15,896,312
Household Products 1.4%
Church & Dwight Co., Inc.	11,176	798,414
Clorox Co.	5,660	726,687
Colgate-Palmolive Co.	38,741	2,721,555
Kimberly-Clark Corp.	15,548	1,749,772
Procter & Gamble Co.	110,495	13,949,994
		19,946,422
Personal Products 0.2%
Estee Lauder Companies, Inc. "A"	10,715	2,313,369

Tobacco 0.7%
Altria Group, Inc.	83,281	3,362,887
Philip Morris International, Inc.	71,691	5,951,070
		9,313,957
Energy 4.5%
Energy Equipment & Services 0.3%
Baker Hughes Co.	46,913	983,296
Halliburton Co.	42,214	1,039,309
Schlumberger NV	65,077	2,336,264
		4,358,869
Oil, Gas & Consumable Fuels 4.2%
APA Corp.	15,115	516,782
Chevron Corp.	83,275	11,964,119
ConocoPhillips	58,857	6,023,425
Coterra Energy, Inc.	36,807	961,399
Devon Energy Corp.	30,264	1,819,774
Diamondback Energy, Inc.	8,227	991,025
EOG Resources, Inc.	27,065	3,023,973
EQT Corp.	17,085	696,214
Exxon Mobil Corp.	192,698	16,824,462
Hess Corp.	12,859	1,401,503
Kinder Morgan, Inc.	91,088	1,515,704
Marathon Oil Corp.	31,467	710,525
Marathon Petroleum Corp.	23,062	2,290,749
Occidental Petroleum Corp.	34,467	2,117,997
ONEOK, Inc.	20,693	1,060,309
Phillips 66	22,185	1,790,773
Pioneer Natural Resources Co.	11,037	2,389,842
Valero Energy Corp.	18,224	1,947,234
Williams Companies, Inc. (a)	56,610	1,620,744
		59,666,553
Financials 10.8%
Banks 3.6%
Bank of America Corp.	323,017	9,755,113
Citigroup, Inc.	89,537	3,731,007
Citizens Financial Group, Inc.	22,801	783,442
Comerica, Inc.	6,158	437,834
Fifth Third Bancorp.	31,683	1,012,589
First Republic Bank	8,466	1,105,236
Huntington Bancshares, Inc.	66,712	879,264
JPMorgan Chase & Co.	135,537	14,163,617
KeyCorp.	42,707	684,166
M&T Bank Corp.	8,107	1,429,426
PNC Financial Services Group, Inc.	18,978	2,835,693
Regions Financial Corp.	43,508	873,206
Signature Bank	2,859	431,709
SVB Financial Group*	2,746	922,052
Truist Financial Corp.	61,284	2,668,305
U.S. Bancorp.	62,464	2,518,548
Wells Fargo & Co.	175,313	7,051,089
Zions Bancorp. NA	7,173	364,819
		51,647,115

Capital Markets 2.9%
Ameriprise Financial, Inc.	4,995	1,258,490
Bank of New York Mellon Corp.	33,982	1,308,987
BlackRock, Inc.	6,968	3,834,351
Cboe Global Markets, Inc.	4,864	570,888
Charles Schwab Corp.	70,565	5,071,506
CME Group, Inc.	16,611	2,942,306
FactSet Research Systems, Inc.	1,743	697,392
Franklin Resources, Inc.	13,576	292,155
Intercontinental Exchange, Inc.	25,783	2,329,494
Invesco Ltd.	21,138	289,591
MarketAxess Holdings, Inc.	1,729	384,685
Moody's Corp.	7,301	1,774,946
Morgan Stanley	61,862	4,887,717
MSCI, Inc.	3,724	1,570,746
Nasdaq, Inc.	15,623	885,512
Northern Trust Corp.	9,629	823,857
Raymond James Financial, Inc.	9,118	901,041
S&P Global, Inc.	15,735	4,804,682
State Street Corp.	17,085	1,038,939
T. Rowe Price Group, Inc.	10,411	1,093,259
The Goldman Sachs Group, Inc.	15,775	4,622,864
		41,383,408
Consumer Finance 0.5%
American Express Co.	27,723	3,740,110
Capital One Financial Corp.	17,733	1,634,450
Discover Financial Services	12,627	1,148,047
Synchrony Financial	22,289	628,327
		7,150,934
Diversified Financial Services 1.6%
Berkshire Hathaway, Inc. "B"*	83,441	22,280,416
Insurance 2.2%
Aflac, Inc.	26,601	1,494,976
Allstate Corp.	12,484	1,554,632
American International Group, Inc.	35,070	1,665,124
Aon PLC "A"	9,756	2,613,340
Arthur J. Gallagher & Co.	9,761	1,671,278
Assurant, Inc.	2,427	352,570
Brown & Brown, Inc.	10,716	648,104
Chubb Ltd.	19,278	3,506,283
Cincinnati Financial Corp.	7,351	658,429
Everest Re Group Ltd.	1,875	492,075
Globe Life, Inc.	4,143	413,057
Hartford Financial Services Group, Inc.	14,956	926,375
Lincoln National Corp.	7,151	314,000
Loews Corp.	9,451	471,038
Marsh & McLennan Companies, Inc.	23,072	3,444,419
MetLife, Inc.	31,018	1,885,274
Principal Financial Group, Inc.	10,829	781,312
Progressive Corp.	26,994	3,136,973
Prudential Financial, Inc.	17,090	1,465,980
Travelers Companies, Inc.	10,958	1,678,766
W.R. Berkley Corp.	9,394	606,664
Willis Towers Watson PLC	5,089	1,022,584
		30,803,253

Health Care 14.8%
Biotechnology 2.2%
AbbVie, Inc. (a)	81,748	10,971,399
Amgen, Inc.	24,738	5,575,945
Biogen, Inc.*	6,711	1,791,837
Gilead Sciences, Inc.	57,906	3,572,221
Incyte Corp.*	8,617	574,237
Moderna, Inc.*	15,554	1,839,260
Regeneron Pharmaceuticals, Inc.*	4,955	3,413,351
Vertex Pharmaceuticals, Inc.*	11,850	3,431,049
		31,169,299
Health Care Equipment & Supplies 2.6%
Abbott Laboratories	80,976	7,835,238
ABIOMED, Inc.*	2,069	508,271
Align Technology, Inc.*	3,396	703,346
Baxter International, Inc.	23,430	1,261,940
Becton, Dickinson & Co.	13,192	2,939,573
Boston Scientific Corp.*	66,514	2,576,087
DENTSPLY SIRONA, Inc.	9,929	281,487
DexCom, Inc.*	18,101	1,457,855
Edwards Lifesciences Corp.*	28,697	2,371,233
Hologic, Inc.*	11,547	745,012
IDEXX Laboratories, Inc.*	3,855	1,255,959
Intuitive Surgical, Inc.*	16,516	3,095,759
Medtronic PLC	61,460	4,962,895
ResMed, Inc.	6,734	1,470,032
STERIS PLC	4,628	769,544
Stryker Corp.	15,567	3,152,940
Teleflex, Inc.	2,143	431,729
The Cooper Companies, Inc.	2,267	598,261
Zimmer Biomet Holdings, Inc.	9,667	1,010,685
		37,427,846
Health Care Providers & Services 3.6%
AmerisourceBergen Corp.	7,184	972,211
Cardinal Health, Inc.	12,739	849,436
Centene Corp.*	26,463	2,059,086
Cigna Corp.	14,103	3,913,159
CVS Health Corp.	60,751	5,793,823
DaVita, Inc.*	2,597	214,954
Elevance Health, Inc.	11,096	5,040,247
HCA Healthcare, Inc.	9,958	1,830,181
Henry Schein, Inc.*	6,238	410,273
Humana, Inc.	5,854	2,840,302
Laboratory Corp. of America Holdings	4,195	859,178
McKesson Corp.	6,648	2,259,456
Molina Healthcare, Inc.*	2,689	886,940
Quest Diagnostics, Inc.	5,298	650,011
UnitedHealth Group, Inc.	43,247	21,841,465
Universal Health Services, Inc. "B"	2,927	258,103
		50,678,825
Life Sciences Tools & Services 1.9%
Agilent Technologies, Inc.	13,803	1,677,755
Bio-Rad Laboratories, Inc. "A"*	984	410,466
Bio-Techne Corp.	1,801	511,484
Charles River Laboratories International, Inc.*	2,417	475,666
Danaher Corp.	30,272	7,818,955

Illumina, Inc.*	7,300	1,392,767
IQVIA Holdings, Inc.*	8,632	1,563,600
Mettler-Toledo International, Inc.*	1,038	1,125,317
PerkinElmer, Inc.	5,776	695,026
Thermo Fisher Scientific, Inc.	18,115	9,187,747
Waters Corp.*	2,718	732,582
West Pharmaceutical Services, Inc.	3,429	843,808
		26,435,173
Pharmaceuticals 4.5%
Bristol-Myers Squibb Co.	98,771	7,021,630
Catalent, Inc.*	8,310	601,312
Eli Lilly & Co.	36,461	11,789,664
Johnson & Johnson	121,569	19,859,512
Merck & Co., Inc.	117,133	10,087,494
Organon & Co.	11,277	263,882
Pfizer, Inc.	259,507	11,356,026
Viatris, Inc.	55,400	472,008
Zoetis, Inc.	21,678	3,214,631
		64,666,159
Industrials 7.7%
Aerospace & Defense 1.6%
Boeing Co.*	25,791	3,122,774
General Dynamics Corp.	10,402	2,206,992
Howmet Aerospace, Inc.	17,491	540,997
Huntington Ingalls Industries, Inc.	1,814	401,801
L3Harris Technologies, Inc.	8,839	1,837,010
Lockheed Martin Corp.	10,911	4,214,810
Northrop Grumman Corp.	6,722	3,161,491
Raytheon Technologies Corp.	68,276	5,589,073
Textron, Inc.	9,717	566,113
TransDigm Group, Inc.	2,377	1,247,497
		22,888,558
Air Freight & Logistics 0.6%
C.H. Robinson Worldwide, Inc.	5,706	549,545
Expeditors International of Washington, Inc.	7,567	668,242
FedEx Corp.	10,998	1,632,873
United Parcel Service, Inc. "B"	33,835	5,465,706
		8,316,366
Airlines 0.2%
Alaska Air Group, Inc.*	5,698	223,077
American Airlines Group, Inc.*	29,356	353,446
Delta Air Lines, Inc.*	29,834	837,142
Southwest Airlines Co.*	27,617	851,708
United Airlines Holdings, Inc.*	15,507	504,443
		2,769,816
Building Products 0.4%
A.O. Smith Corp.	5,909	287,059
Allegion PLC	4,085	366,343
Carrier Global Corp.	38,942	1,384,778
Fortune Brands Home & Security, Inc.	6,135	329,388
Johnson Controls International PLC	31,836	1,566,968
Masco Corp.	10,441	487,490
Trane Technologies PLC	10,708	1,550,625
		5,972,651

Commercial Services & Supplies 0.5%
Cintas Corp.	3,969	1,540,726
Copart, Inc.*	9,909	1,054,318
Republic Services, Inc.	9,477	1,289,251
Rollins, Inc.	10,874	377,110
Waste Management, Inc.	17,383	2,784,931
		7,046,336
Construction & Engineering 0.0%
Quanta Services, Inc.	6,592	839,755
Electrical Equipment 0.5%
AMETEK, Inc.	10,657	1,208,610
Eaton Corp. PLC	18,452	2,460,759
Emerson Electric Co.	27,318	2,000,224
Generac Holdings, Inc.* (a)	2,990	532,639
Rockwell Automation, Inc.	5,312	1,142,664
		7,344,896
Industrial Conglomerates 0.8%
3M Co.	25,838	2,855,099
General Electric Co.	50,716	3,139,828
Honeywell International, Inc.	31,159	5,202,618
		11,197,545
Machinery 1.6%
Caterpillar, Inc.	24,413	4,005,685
Cummins, Inc.	6,499	1,322,612
Deere & Co.	12,856	4,292,490
Dover Corp.	6,641	774,208
Fortive Corp.	16,601	967,838
IDEX Corp.	3,520	703,472
Illinois Tool Works, Inc.	13,062	2,359,650
Ingersoll Rand, Inc.	18,449	798,104
Nordson Corp.	2,484	527,279
Otis Worldwide Corp.	19,370	1,235,806
PACCAR, Inc.	16,096	1,347,074
Parker-Hannifin Corp.	5,890	1,427,206
Pentair PLC	7,446	302,531
Snap-on, Inc.	2,527	508,811
Stanley Black & Decker, Inc.	6,770	509,172
Westinghouse Air Brake Technologies Corp.	8,307	675,774
Xylem, Inc.	8,298	724,913
		22,482,625
Professional Services 0.4%
CoStar Group, Inc.*	18,293	1,274,107
Equifax, Inc.	5,689	975,265
Jacobs Solutions, Inc.	5,947	645,190
Leidos Holdings, Inc.	6,429	562,345
Nielsen Holdings PLC	16,905	468,607
Robert Half International, Inc.	5,183	396,499
Verisk Analytics, Inc.	7,268	1,239,412
		5,561,425
Road & Rail 0.9%
CSX Corp.	99,209	2,642,928
J.B. Hunt Transport Services, Inc.	3,844	601,278
Norfolk Southern Corp.	10,890	2,283,089

Old Dominion Freight Line, Inc.	4,210	1,047,322
Union Pacific Corp.	28,888	5,627,960
		12,202,577
Trading Companies & Distributors 0.2%
Fastenal Co.	26,695	1,229,038
United Rentals, Inc.*	3,245	876,539
W.W. Grainger, Inc.	2,095	1,024,853
		3,130,430
Information Technology 25.9%
Communications Equipment 0.8%
Arista Networks, Inc.*	11,402	1,287,172
Cisco Systems, Inc.	191,483	7,659,320
F5, Inc.*	2,761	399,599
Juniper Networks, Inc.	14,716	384,382
Motorola Solutions, Inc.	7,736	1,732,632
		11,463,105
Electronic Equipment, Instruments & Components 0.6%
Amphenol Corp. "A"	27,601	1,848,163
CDW Corp.	6,269	978,466
Corning, Inc.	34,772	1,009,083
Keysight Technologies, Inc.*	8,318	1,308,920
TE Connectivity Ltd.	14,811	1,634,542
Teledyne Technologies, Inc.*	2,158	728,260
Trimble, Inc.*	11,536	626,059
Zebra Technologies Corp. "A"*	2,377	622,798
		8,756,291
IT Services 4.3%
Accenture PLC "A"	29,250	7,526,025
Akamai Technologies, Inc.*	7,183	576,939
Automatic Data Processing, Inc.	19,217	4,346,693
Broadridge Financial Solutions, Inc.	5,504	794,337
Cognizant Technology Solutions Corp. "A"	24,011	1,379,192
DXC Technology Co.*	10,390	254,347
EPAM Systems, Inc.*	2,618	948,213
Fidelity National Information Services, Inc.	28,136	2,126,238
Fiserv, Inc.*	29,561	2,766,023
FleetCor Technologies, Inc.*	3,490	614,833
Gartner, Inc.*	3,665	1,014,069
Global Payments, Inc.	12,814	1,384,553
International Business Machines Corp.	41,779	4,963,763
Jack Henry & Associates, Inc.	3,317	604,590
Mastercard, Inc. "A"	39,457	11,219,203
Paychex, Inc.	14,757	1,655,883
PayPal Holdings, Inc.*	53,457	4,601,044
VeriSign, Inc.*	4,276	742,741
Visa, Inc. "A"	75,608	13,431,761
		60,950,447
Semiconductors & Semiconductor Equipment 4.7%
Advanced Micro Devices, Inc.*	74,637	4,729,000
Analog Devices, Inc.	24,057	3,352,102
Applied Materials, Inc.	40,262	3,298,666
Broadcom, Inc.	18,674	8,291,443
Enphase Energy, Inc.*	6,255	1,735,575
Intel Corp.	189,881	4,893,233
KLA Corp.	6,569	1,987,977

Lam Research Corp.	6,340	2,320,440
Microchip Technology, Inc.	25,615	1,563,283
Micron Technology, Inc.	51,019	2,556,052
Monolithic Power Systems, Inc.	2,058	747,877
NVIDIA Corp.	115,781	14,054,656
NXP Semiconductors NV	12,096	1,784,281
ON Semiconductor Corp.*	19,899	1,240,305
Qorvo, Inc.*	4,667	370,606
QUALCOMM, Inc.	51,933	5,867,390
Skyworks Solutions, Inc.	7,323	624,432
SolarEdge Technologies, Inc.*	2,589	599,250
Teradyne, Inc.	7,193	540,554
Texas Instruments, Inc.	42,259	6,540,848
		67,097,970
Software 8.4%
Adobe, Inc.*	21,637	5,954,502
ANSYS, Inc.*	4,079	904,314
Autodesk, Inc.*	10,043	1,876,032
Cadence Design Systems, Inc.*	12,666	2,070,004
Ceridian HCM Holding, Inc.*	7,057	394,345
Citrix Systems, Inc.	5,694	592,176
Fortinet, Inc.*	30,273	1,487,313
Intuit, Inc.	13,039	5,050,266
Microsoft Corp.	344,784	80,300,194
NortonLifeLock, Inc.	26,927	542,310
Oracle Corp.	70,242	4,289,679
Paycom Software, Inc.*	2,272	749,737
PTC, Inc.*	5,014	524,464
Roper Technologies, Inc.	4,877	1,753,964
Salesforce, Inc.*	46,007	6,617,647
ServiceNow, Inc.*	9,363	3,535,563
Synopsys, Inc.*	7,075	2,161,483
Tyler Technologies, Inc.*	1,905	661,988
		119,465,981
Technology Hardware, Storage & Peripherals 7.1%
Apple, Inc.	698,442	96,524,685
Hewlett Packard Enterprise Co.	59,455	712,271
HP, Inc.	42,245	1,052,745
NetApp, Inc.	10,181	629,695
Seagate Technology Holdings PLC	8,843	470,713
Western Digital Corp.*	14,791	481,447
		99,871,556
Materials 2.5%
Chemicals 1.8%
Air Products & Chemicals, Inc.	10,238	2,382,690
Albemarle Corp.	5,405	1,429,298
Celanese Corp.	4,614	416,829
CF Industries Holdings, Inc.	9,214	886,847
Corteva, Inc.	33,217	1,898,352
Dow, Inc.	33,218	1,459,267
DuPont de Nemours, Inc.	23,270	1,172,808
Eastman Chemical Co.	5,770	409,959
Ecolab, Inc.	11,461	1,655,198
FMC Corp.	5,735	606,190
International Flavors & Fragrances, Inc.	11,774	1,069,432
Linde PLC	23,051	6,214,319

LyondellBasell Industries NV "A"	11,788	887,401
PPG Industries, Inc.	10,805	1,196,005
Sherwin-Williams Co.	10,910	2,233,822
The Mosaic Co.	15,962	771,443
		24,689,860
Construction Materials 0.1%
Martin Marietta Materials, Inc.	2,890	930,840
Vulcan Materials Co.	6,155	970,705
		1,901,545
Containers & Packaging 0.3%
Amcor PLC	70,217	753,428
Avery Dennison Corp.	3,678	598,411
Ball Corp.	14,541	702,621
International Paper Co.	16,592	525,966
Packaging Corp. of America	4,283	480,938
Sealed Air Corp.	6,589	293,276
Westrock Co.	11,787	364,101
		3,718,741
Metals & Mining 0.3%
Freeport-McMoRan, Inc.	66,345	1,813,209
Newmont Corp.	36,492	1,533,759
Nucor Corp.	12,119	1,296,612
		4,643,580
Real Estate 2.8%
Equity Real Estate Investment Trusts (REITs) 2.7%
Alexandria Real Estate Equities, Inc.	6,865	962,404
American Tower Corp.	21,553	4,627,429
AvalonBay Communities, Inc.	6,434	1,185,079
Boston Properties, Inc.	6,520	488,804
Camden Property Trust	4,900	585,305
Crown Castle, Inc.	20,052	2,898,517
Digital Realty Trust, Inc.	13,194	1,308,581
Duke Realty Corp.	17,691	852,706
Equinix, Inc.	4,206	2,392,541
Equity Residential	15,611	1,049,371
Essex Property Trust, Inc.	3,007	728,386
Extra Space Storage, Inc.	6,115	1,056,122
Federal Realty Investment Trust	3,378	304,425
Healthpeak Properties, Inc.	24,769	567,706
Host Hotels & Resorts, Inc.	32,660	518,641
Invitation Homes, Inc.	27,033	912,904
Iron Mountain, Inc.	13,268	583,394
Kimco Realty Corp.	28,393	522,715
Mid-America Apartment Communities, Inc.	5,302	822,181
Prologis, Inc.	34,260	3,480,816
Public Storage	7,319	2,143,076
Realty Income Corp.	28,692	1,669,874
Regency Centers Corp.	7,016	377,812
SBA Communications Corp.	4,976	1,416,418
Simon Property Group, Inc.	15,064	1,351,994
UDR, Inc.	14,417	601,333
Ventas, Inc.	18,624	748,126
VICI Properties, Inc.	44,469	1,327,400
Vornado Realty Trust	7,444	172,403

Welltower, Inc.	21,584	1,388,283
Weyerhaeuser Co.	34,330	980,465
		38,025,211
Real Estate Management & Development 0.1%
CBRE Group, Inc. "A"*	14,913	1,006,777
Utilities 3.1%
Electric Utilities 2.0%
Alliant Energy Corp.	11,479	608,272
American Electric Power Co., Inc.	23,604	2,040,566
Constellation Energy Corp. (a)	15,097	1,255,920
Duke Energy Corp.	35,532	3,305,187
Edison International	17,757	1,004,691
Entergy Corp.	9,394	945,318
Evergy, Inc.	10,736	637,718
Eversource Energy	16,175	1,261,003
Exelon Corp. (a)	45,839	1,717,129
FirstEnergy Corp.	24,954	923,298
NextEra Energy, Inc.	90,795	7,119,236
NRG Energy, Inc.	11,145	426,519
PG&E Corp.*	74,389	929,863
Pinnacle West Capital Corp.	5,424	349,902
PPL Corp.	34,018	862,356
Southern Co.	48,979	3,330,572
Xcel Energy, Inc.	25,474	1,630,336
		28,347,886
Gas Utilities 0.0%
Atmos Energy Corp.	6,441	656,016
Independent Power & Renewable Electricity Producers 0.1%
AES Corp.	31,450	710,770
Multi-Utilities 0.9%
Ameren Corp.	12,083	973,286
CenterPoint Energy, Inc.	29,048	818,573
CMS Energy Corp.	13,388	779,717
Consolidated Edison, Inc.	16,431	1,409,122
Dominion Energy, Inc.	38,391	2,653,202
DTE Energy Co.	9,005	1,036,025
NiSource, Inc.	18,567	467,703
Public Service Enterprise Group, Inc.	23,035	1,295,258
Sempra Energy	14,492	2,172,930
WEC Energy Group, Inc.	14,556	1,301,743
		12,907,559
Water Utilities 0.1%
American Water Works Co., Inc.	8,342	1,085,795
Total Common Stocks (Cost $429,037,530)		1,394,152,907

	Principal Amount ($)	Value ($)

Government & Agency Obligations 0.2%
U.S. Treasury Obligations
U.S. Treasury Bills, 0.323% (b), 11/25/2022 (c) (Cost $2,652,604)	2,660,000	2,648,981

	Shares	Value ($)

Securities Lending Collateral 0.2%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 2.79% (d) (e) (Cost $3,192,329)	3,192,329	3,192,329

Cash Equivalents 1.6%
DWS Central Cash Management Government Fund, 2.84% (d) (Cost $22,389,681)	22,389,681	22,389,681

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $457,272,144)	100.3	1,422,383,898
Other Assets and Liabilities, Net	(0.3)	(4,228,435)
Net Assets	100.0	1,418,155,463
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended September 30, 2022 are as follows:
Value ($) at 12/31/2021	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 9/30/2022	Value ($) at 9/30/2022
Securities Lending Collateral 0.2%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 2.79% (d) (e)
12,413,546	—	9,221,217 (f)	—	—	6,357	—	3,192,329	3,192,329
Cash Equivalents 1.6%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 2.84% (d)
25,082,012	140,474,516	143,166,847	—	—	97,269	—	22,389,681	22,389,681
37,495,558	140,474,516	152,388,064	—	—	103,626	—	25,582,010	25,582,010

*	Non-income producing security.
(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at September 30, 2022 amounted to $2,922,436, which is 0.2% of net assets.

(b)	Annualized yield at time of purchase; not a coupon rate.
(c)	At September 30, 2022, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended September 30, 2022.
At September 30, 2022, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Depreciation ($)
S&P 500 E-Mini Index	USD	12/16/2022	133	26,180,026	23,949,975	(2,230,051)
Currency Abbreviation(s)

USD	United States Dollar

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of September 30, 2022 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$112,410,713	$—	$—	$112,410,713
Consumer Discretionary	163,194,277	—	—	163,194,277
Consumer Staples	95,827,997	—	—	95,827,997
Energy	64,025,422	—	—	64,025,422
Financials	153,265,126	—	—	153,265,126
Health Care	210,377,302	—	—	210,377,302
Industrials	109,752,980	—	—	109,752,980
Information Technology	367,013,174	592,176	—	367,605,350
Materials	34,953,726	—	—	34,953,726
Real Estate	39,031,988	—	—	39,031,988
Utilities	43,708,026	—	—	43,708,026
Government & Agency Obligations	—	2,648,981	—	2,648,981
Short-Term Investments (a)	25,582,010	—	—	25,582,010
Total	$1,419,142,741	$3,241,157	$—	$1,422,383,898

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (b)
Futures Contracts	$(2,230,051)	$—	$—	$(2,230,051)
Total	$(2,230,051)	$—	$—	$(2,230,051)

(a)	See Investment Portfolio for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.
Derivatives
The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of September 30, 2022 categorized by the primary underlying risk exposure.
Primary Underlying Risk Disclosure	Futures Contracts
Equity Contracts	$ (2,230,051)
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DSPF500IF-PH3
R-080548-1 (1/23)